Stock-based Compensation - Compensation Expense by Line Item (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation
Total stock-based compensation expense	$ 1,929	$ 38,193	$ 356
Total stock-based compensation expense after income taxes	1,929	38,193	356
General and administrative
Share-based Compensation
Total stock-based compensation expense	1,776	37,810	326
Sales, Marketing and Customer Service
Share-based Compensation
Total stock-based compensation expense	$ 153	$ 383	$ 30